SHARE-BASED COMPENSATION - Share Option Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	5,262,951	5,262,951	5,318,990		4,806,982
Granted (in shares) | shares	1,177,888	1,177,888	1,169,728		1,320,672
Exercised (in shares) | shares	(621,969)	(621,969)	(1,172,210)		(752,814)
Forfeited (in shares) | shares	(68,900)	(68,900)	(53,557)		(55,850)
Outstanding at the end of the period (in shares) | shares	5,749,970	5,749,970	5,262,951		5,318,990		4,806,982
Vested and expected to vest at the end of the period (in shares) | shares	5,497,397							5,497,397
Exercisable at the end of the period (in shares) | shares	3,187,958							3,187,958
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 55.67		$ 48.16		$ 38.17
Granted (in dollars per share) | $ / shares		67.96		69.46		73.46
Exercised (in dollars per share) | $ / shares		37.27		35.03		29.71
Forfeited (in dollars per share) | $ / shares		66.63		62.65		35.72
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 60.04		$ 55.67		$ 48.16	$ 38.17
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares								$ 59.65
Exercisable at the end of the period (in dollars per share) | $ / shares								$ 53.11
Weighted average remaining contractual life
Outstanding at the end of the period	3 years 6 months 25 days	3 years 6 months 25 days	3 years 9 months 3 days		3 years 9 months 3 days		3 years 9 months 29 days
Vested and expected to vest at the end of the period	3 years 6 months 3 days	3 years 6 months 3 days
Exercisable at the end of the period	2 years 6 months 25 days	2 years 6 months 25 days
Aggregate intrinsic value
Outstanding at the end of the period | $				$ 153,857		$ 90,526	$ 109,017	$ 61,468
Vested and expected to vest at the end of the period | $								60,980
Exercisable at the end of the period | $								56,352
Total intrinsic value of options exercised	¥ 131,962	$ 20,224	¥ 333,261		¥ 280,679
Unrecognized share-based compensation cost related to non-vested share options	¥ 358,053							$ 54,874
Weighted average vesting period	2 years 10 months 9 days	2 years 10 months 9 days
Proceeds from the exercise of share options	¥ 161,133	$ 24,695	¥ 281,412		¥ 145,196